DEFERRED TAX - Summary of Change in Deferred Income Tax (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Changes in deferred tax liability (asset) [abstract]
Deferred tax, net at the beginning of the period	$ 5,126
Credited to the consolidated statement of comprehensive income (Note 22)	(450)
Translation differences	(190)
Deferred tax, net at the end of the period	$ 4,486